EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
EXPENSES BY NATURE	EXPENSES BY NATURE
Costs of sales
Costs of sales in 2021, 2020 and 2019 were as follows:

Amounts in US$ ‘000	2021	2020	2019
Costs of sales	(19,107)	(23,539)	(23,068)
Obsolescence inventory impairments	(2,035)	—	(860)
Total	(21,142)	(23,539)	(23,928)
Costs of sales in 2021 amounted to US$19.1 million (2020: US$23.5 million) and relate to actual product sales.
Obsolescence inventory impairment stems from the valuation of the inventories against lower net realizable value. Impairments related to inventories designated for commercial activities amounted to a charge of US$2.0 million in 2021 (2020: $—).
Costs of research and development
Research and development costs in 2021, 2020 and 2019 were as follows:

Amounts in US$ ‘000	2021	2020	2019
Employee costs	(24,451)	(20,984)	(17,565)
Amortization costs IFA	(132)	(774)	(62)
Impairment losses IFA	(4,992)	—	820
Depreciation PPE and right of use assets	(3,152)	(2,062)	(1,986)
Direct Operating Expenses	(33,190)	(12,804)	(10,832)
Other indirect research and development costs	(4,452)	(1,895)	(2,161)
Total research and development costs	(70,369)	(38,519)	(31,786)
Operating expenses for research and development activities were US$70.4 million in 2021 (2020: US$38.5 million). The costs mainly relate to investments to in-license OTL-105, preparing for and initiating the clinical studies of rhC1INH in pre-eclampsia and acute kidney injury, phase 2/3 study Leniolisib, for the treatment of activated Phosphoinositide 3-kinase Delta syndrome and clinical trials on Covid-19 using the Pharming technology. The costs for 2021 include costs incurred for OTL-105 (US$13.1 million) and impairment losses of US$4.7 million on intangible assets related to the development of RUCONEST® in a more convenient form for patients (refer to note 9).
Costs of general and administrative activities
General and administrative costs for 2021, 2020 and 2019 were as follows:

Amounts in US$ ‘000	2021	2020	2019
Employee costs	(12,178)	(11,217)	(8,580)
Amortization costs IFA	—	—	(6)
Depreciation PPE and right of use assets	(857)	(1,144)	(1,095)
Impairment losses PPE	(5,447)	—	—
Direct Operating Expenses	(8,419)	(9,546)	(8,934)
Other indirect general and administrative costs	(10,073)	(2,178)	(2,577)
Total general and administrative costs	(36,974)	(24,085)	(21,192)
Operating expenses for general and administrative activities were US$37.0 million in 2021 (2020: US$24.1 million). Other indirect general and administrative costs include insurance, compliance and control costs relating to the recent US Nasdaq listing. The impairment loss on property, plant and equipment of US$5.4 million relates to the cancellation of our downstream production capacity at Pivot Park in Oss (refer to note 10).
Costs of marketing and sales activities
Marketing and sales costs for 2021, 2020 and 2019 were as follows:

Amounts in US$ ‘000	2021	2020	2019
Employee costs	(24,125)	(23,094)	(18,617)
Amortization costs IFA	(4,098)	(3,238)	(3,164)
Depreciation PPE and right of use assets	(930)	(865)	(310)
Direct Operating Expenses	(28,543)	(23,362)	(19,587)
Other indirect marketing and sales costs	(1,749)	(1,045)	(3,046)
Total marketing and sales costs	(59,445)	(51,604)	(44,724)
Operating expenses for marketing and sales were US$59.4 million in 2021 (2020: US$51.6 million).
Employee benefits
Employee benefit costs for 2021, 2020 and 2019 were as follows:

Amounts in US$ ‘000	2021	2020	2019
Salaries	(44,202)	(36,811)	(29,540)
Social security costs	(5,318)	(4,302)	(3,769)
Pension costs	(2,179)	(1,844)	(1,767)
Share-based compensation	(9,055)	(8,405)	(4,985)
Total	(60,754)	(51,362)	(40,061)
Salaries include holiday allowances and cash bonuses for staff.
Depreciation and amortization charges
Depreciation and amortization charges are included in:

Amounts in US$ ‘000	2021	2020	2019
Property, plant and equipment	(2,158)	(2,044)	(1,763)
Intangible assets	(4,232)	(4,008)	(3,232)

Total	(6,390)	(6,052)	(4,995)
Right of use assets	(2,781)	(2,027)	(1,628)
Total	(2,781)	(2,027)	(1,628)